Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail)	Apr. 09, 2018 ARS ($)	May 08, 2017 ARS ($)	Nov. 04, 2016 USD ($)	Dec. 31, 2020 ARS ($)	Jan. 29, 2020 ARS ($)	Oct. 16, 2019 ARS ($)	Oct. 17, 2018 ARS ($)	Apr. 27, 2018 USD ($)	May 08, 2017 USD ($)	Apr. 28, 2017 USD ($)	Apr. 26, 2016 USD ($)
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Corporate bond fixed rate			6.75%
Corporate bond face value			$ 400,000,000
Corporate bonds benchmark reset rate			546.30%
Subordinated Resettable - Class A [member] | Maximum Average Term [member]
Disclosure of external credit grades [line items]
Corporate bond face value										$ 1,500,000,000	$ 1,000,000,000
Non-subordinated – Class B [member]
Disclosure of external credit grades [line items]
Corporate bond face value		$ 4,620,570,000		$ 2,377,696,000					$ 300,000,000
Corporate bond fixed rate		17.50%
Corporate bond face value				$ 511,495,000		$ 501,861,000	$ 1,229,518,000
Non-subordinated – Class C [member]
Disclosure of external credit grades [line items]
Corporate bond face value	$ 3,207,500,000				$ 44,000,000	$ 750,500,000
Applicable margin rate	3.50%
Non-subordinated – Class C [member] | Maximum Average Term [member]
Disclosure of external credit grades [line items]
Corporate bond face value								$ 2,500,000,000